Dividends	12 Months Ended
Dec. 31, 2024
Dividend [Abstract]
Dividends
35. Dividends
The annual dividends to the shareholders of the Parent Company for the year ended December 31, 2023, amounting to ￦ 587,006 million (￦ 1,530 per share) were declared at the annual general shareholders’ meeting on March 22, 2024 and paid in April 11, 2024.
According to the resolution of the board of directors on April 25, 2024, the quarterly dividend amounting to ￦ 300,087 million (￦ 784 per share) with dividend record date of March 31, 2024 were paid on May 9, 2024; according to the resolution of the board of directors on July 23, 2024, the quarterly dividend amounting to ￦ 299,999 million (￦ 791 per share) with dividend record date of June 30, 2024 were paid on August 8, 2024; and according to the resolution of the board of directors on October 24, 2024, the quarterly dividend amounting to ￦ 299,886 million (￦ 795 per share) with dividend record date of September 30, 2024 were paid on November 7, 2024.
The annual dividends to the shareholders of the Company for the year ended December 31, 2024, amounting to ￦ 298,285 million (￦ 804 per share) is to be proposed at the general shareholders’ meeting scheduled for March 26, 2025. The Company’s financial statements as of and for the year ended December 31, 2024, do not reflect this dividend payable.